Goodwill and Intangible Assets, Identifiable Intangible Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2011 Customer Relationships [Member] years	Dec. 31, 2010 Customer Relationships [Member] years	Dec. 31, 2011 Backlog [Member] years	Dec. 31, 2010 Backlog [Member] years	Dec. 31, 2011 Trademark and trade name [Member] years	Jan. 03, 2011 Alexco
Identifiable intangible assets
Weighted average estimated useful life	24	18	25	20	2	3	3
Original cost	$ 39.7	$ 4.3	$ 38.5	$ 3.8	$ 0.8	$ 0.5	$ 0.4
Accumulated amortization	(2.5)	(0.3)	(1.7)	(0.1)	(0.7)	(0.2)	(0.1)
Net book value	37.2	4.0	36.8	3.7	0.1	0.3	0.3
Acquired Finite-lived Intangible Asset, Amount								$ 35.4